Subsequent Events (Details Narrative) (USD $)	Aug. 13, 2012	Jul. 25, 2012	Jul. 17, 2012	Jul. 06, 2012	Jun. 30, 2012	Dec. 31, 2011	Jan. 31, 2011
Notes to Financial Statements
Shares Issued	250,000	500,000		275,000
Unit Offering		$ 0.40		$ 0.40
Common Stock Value		$ 300,000		$ 60,000	$ 350	$ 310
Shares Issued				40,000
Settlement of Accrued Amounts Owing					23,600		6,579
Unrelated Party Short Term Bridge Loan			$ 250,000